VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—7.4%
U.S. Treasury Bonds
3.875%, 5/15/43	$ 1,410	$ 1,344
1.875%, 11/15/51	4,265	2,696
4.000%, 11/15/52	14,350	14,159
3.625%, 5/15/53	5,020	4,641
U.S. Treasury Notes
1.875%, 2/15/32	9,195	7,905
3.375%, 5/15/33	4,765	4,573
Total U.S. Government Securities (Identified Cost $36,876)		35,318

Municipal Bonds—0.4%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue, Series A 4.000%, 10/1/47	470	471
Miami-Dade County, Seaport Department Revenue Taxable 6.224%, 11/1/55	330	350
		821

Illinois—0.0%
Sales Tax Securitization Corp., Sales Tax Revenue, Second Lien, Series B (BAM Insured) 3.411%, 1/1/43	100	79
New York—0.2%
Metropolitan Transportation Authority, Sales Tax Revenue, Series A 5.000%, 11/15/45	665	734
Virginia—0.0%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1 6.706%, 6/1/46	285	245
Total Municipal Bonds (Identified Cost $1,987)		1,879

Foreign Government Securities—6.8%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	445	339
144A 5.875%, 2/16/31(2)	1,205	786
Bolivarian Republic of Venezuela
9.375%, 1/13/34(3)	1,505	251
RegS 7.650%, 4/21/25(3)(4)	1,500	214
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/29	3,660BRL	751
Dominican Republic 144A 4.875%, 9/23/32(2)	2,760	2,509
Federative Republic of Brazil 6.000%, 10/20/33	1,405	1,403
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	950	1,014
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	880	816
	Par Value(1)	Value

Foreign Government Securities—continued
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	$ 730	$ 600
144A 5.500%, 12/11/42(2)	570	517
Republic of Angola 144A 8.250%, 5/9/28(2)	1,260	1,159
Republic of Argentina 3.500%, 7/9/41(5)	2,985	1,011
Republic of Chile 3.500%, 1/31/34	400	356
Republic of Colombia 8.000%, 11/14/35	585	639
Republic of El Salvador 144A 7.650%, 6/15/35(2)	900	698
Republic of Ghana RegS 8.125%, 3/26/32(3)(4)	2,170	944
Republic of Indonesia 2.850%, 2/14/30	790	713
Republic of Ivory Coast
144A 6.375%, 3/3/28(2)	540	529
144A 6.125%, 6/15/33(2)	245	225
Republic of Nigeria 144A 7.375%, 9/28/33(2)	1,065	906
Republic of Philippines 3.700%, 3/1/41	1,075	921
Republic of Poland 4.875%, 10/4/33	1,070	1,082
Republic of Serbia 144A 6.500%, 9/26/33(2)	1,165	1,192
Republic of South Africa 5.875%, 6/22/30	1,505	1,459
Republic of Turkiye
9.375%, 3/14/29	785	867
7.625%, 4/26/29	1,435	1,483
9.125%, 7/13/30	1,305	1,437
Romania Government International Bond 144A 7.125%, 1/17/33(2)	940	1,014
Saudi International Bond
144A 5.500%, 10/25/32(2)	670	713
144A 4.500%, 10/26/46(2)	2,500	2,206
State of Qatar 144A 3.750%, 4/16/30(2)	620	605
Ukraine Government
RegS 7.750%, 9/1/26(3)(4)	680	186
RegS 7.750%, 9/1/28(3)(4)	475	130
United Mexican States
3.500%, 2/12/34	450	381
6.350%, 2/9/35	1,330	1,391
6.338%, 5/4/53	1,230	1,252
Total Foreign Government Securities (Identified Cost $33,651)		32,699

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Mortgage-Backed Securities—18.3%
Agency—3.3%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	$ 303	$ 304
Pool #SD8309 6.000%, 3/1/53	3,897	3,957
Pool #SD8317 6.000%, 4/1/53	1,247	1,266
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	992	983
Pool #MA4785 5.000%, 10/1/52	1,875	1,858
Pool #MA4805 4.500%, 11/1/52	1,499	1,454
Pool #MA4980 6.000%, 4/1/53	4,501	4,574
Pool #MA5072 5.500%, 7/1/53	1,410	1,416
		15,812

Non-Agency—15.0%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(5)	1,641	1,654
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(5)	1,579	1,486
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	1,320	1,303
2015-SFR2, C 144A 4.691%, 10/17/52(2)	1,011	992
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(2)	669	636
2020-SFR2, D 144A 3.282%, 7/17/37(2)	660	630
2020-SFR3, B 144A 1.806%, 9/17/37(2)	2,000	1,870
2021-SFR2, C 144A 1.877%, 8/17/38(2)	510	459
2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	481
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(5)	3,429	3,343
2023-1, A1 144A 4.750%, 9/26/67(2)(5)	2,836	2,779
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	105	100
2019-2, A1 144A 3.347%, 4/25/49(2)(5)	232	219
2021-1R, A1 144A 1.175%, 10/25/48(2)(5)	288	235
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.281%, 3/15/37(2)(5)	590	547
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	700	712
	Par Value(1)	Value

Non-Agency—continued
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.260%, 4/15/37(2)(5)	$ 675	$ 665
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(5)	239	226
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.726%, 10/15/36(2)(5)	1,054	1,048
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(2)(5)	1,412	1,229
2022-CLS, A 144A 5.760%, 10/13/27(2)	603	603
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.982%, 9/15/38(2)(5)	770	774
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	186	170
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	389	355
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(5)	943	882
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(5)	756	727
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(5)	1,163	1,124
2022-5, A1 144A 4.550%, 4/25/67(2)(5)	1,418	1,390
2023-3, A1 144A 7.180%, 9/25/68(2)(5)	1,575	1,613
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	985	915
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	217
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.389%, 5/15/36(2)(5)	1,272	1,272
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	779	688
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(5)	311	276
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	30	28
2022-1, A1 144A 2.206%, 1/25/67(2)(5)	278	233
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.176%, 7/15/38(2)(5)	2,007	1,974
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	770	720
2020-SFR2, B 144A 1.567%, 10/19/37(2)	1,245	1,154

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2021-SFR1, D 144A 2.189%, 8/17/38(2)	$ 460	$ 414
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(5)	36	33
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(5)	413	418
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(5)	1,229	1,182
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.851%, 8/15/39(2)(5)	836	839
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(5)	885	878
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(2)(5)	1,331	1,094
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.749%, 10/25/29(2)(5)	238	213
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.358%, 5/15/36(2)(5)	975	971
LHOME Mortgage Trust 2021-RTL1, A1 144A 3.090%, 2/25/26(2)(5)	17	17
MetLife Securitization Trust 2017-1A, M1 144A 3.447%, 4/25/55(2)(5)	425	372
MFA Trust
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(5)	1,279	1,207
2021-INV1, A1 144A 0.852%, 1/25/56(2)(5)	117	108
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(5)	375	358
2017-3, B1 144A 3.250%, 1/25/61(2)(5)	675	571
2019-1, M2 144A 3.500%, 10/25/69(2)(5)	779	684
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	640	660
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(2)(5)	456	427
2016-4A, B1A 144A 4.500%, 11/25/56(2)(5)	375	357
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	1,411	1,335
2018-2A, A1 144A 4.500%, 2/25/58(2)(5)	29	29
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(5)	536	487
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(5)	997	908
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.712%, 10/19/36(2)(5)	1,110	1,110
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(2)(5)	385	381
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(2)(5)	155	139
	Par Value(1)	Value

Non-Agency—continued
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(2)(5)	$ 289	$ 290
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(2)	1,000	974
2020-SFR3, A 144A 1.294%, 10/17/27(2)	1,155	1,074
RCKT Mortgage Trust 2023-CES1, A1A 144A 6.515%, 6/25/43(2)(5)	1,113	1,126
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(5)	15	15
Sequoia Mortgage Trust 2013-8, B1 3.479%, 6/25/43(5)	136	129
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(2)(5)	823	727
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(2)(5)	172	141
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(2)(5)	900	915
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(2)(5)	160	158
2016-4, B1 144A 4.009%, 7/25/56(2)(5)	485	456
2017-1, M1 144A 3.750%, 10/25/56(2)(5)	550	527
2017-4, A2 144A 3.000%, 6/25/57(2)(5)	850	774
2018-6, A1A 144A 3.750%, 3/25/58(2)(5)	66	64
2018-6, A2 144A 3.750%, 3/25/58(2)(5)	1,925	1,701
2019-2, A2 144A 3.750%, 12/25/58(2)(5)	1,198	1,071
2020-1, M1 144A 3.500%, 1/25/60(2)(5)	305	254
2023-1, A1 144A 3.750%, 1/25/63(2)	623	589
2017-6, A2 144A 3.000%, 10/25/57(2)(5)	665	606
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	610	579
2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	735
TVC Mortgage Trust 2020-RTL1, M 144A 6.193%, 9/25/24(2)(5)	1,306	1,299
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(5)	355	343
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(5)	486	469
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(2)(5)	310	281
2021-R3, A1 144A 1.020%, 4/25/64(2)(5)	428	381
2022-5, A1 144A 3.800%, 4/25/67(2)(5)	817	767

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2022-6, A1 144A 4.910%, 6/25/67(2)(5)	$ 2,257	$ 2,212
2022-7, A1 144A 5.152%, 7/25/67(2)(5)	453	453
2023-8, A1 144A 6.259%, 12/25/68(2)(5)	1,440	1,450
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	103	93
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	716	671
		72,245

Total Mortgage-Backed Securities (Identified Cost $89,910)		88,057

Asset-Backed Securities—13.2%
Automobiles—5.7%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(2)	197	195
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	613	615
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(2)	328	328
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	1,129	1,094
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	848
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(2)	593	589
2022-N1, D 144A 4.130%, 12/11/28(2)	685	663
2023-N1, C 144A 5.920%, 7/10/29(2)	1,749	1,741
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	1,000	1,025
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	777	777
2023-3A, C 144A 6.400%, 5/15/29(2)	485	490
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	1,295	1,290
2023-3A, D 6.680%, 4/16/29	920	929
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	666	664
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	991	979
2020-3A, E 144A 4.310%, 7/15/27(2)	940	925
2022-2A, D 144A 6.150%, 4/17/28(2)	800	797
2023-1A, B 144A 6.190%, 6/15/27(2)	983	985
	Par Value(1)	Value

Automobiles—continued
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(2)	$ 530	$ 511
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(2)	903	898
2023-1A, D 144A 7.300%, 6/17/30(2)	780	792
2023-2A, D 144A 6.300%, 2/15/31(2)	750	746
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(2)	715	720
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(2)	895	889
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	975	985
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	520	510
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	855	863
Tricolor Auto Securitization Trust
2023-1A, B 144A 6.840%, 11/16/26(2)	1,088	1,089
2023-1A, C 144A 7.240%, 2/16/27(2)	780	783
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	1,162	1,165
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(2)	784	781
2023-1, D 144A 8.000%, 7/10/28(2)	1,102	1,119
Westlake Automobile Receivables Trust 2022-1A, B 144A 2.750%, 3/15/27(2)	760	749
		27,534

Consumer Loans—1.5%
ACHV ABS Trust
2023-1PL, B 144A 6.800%, 3/18/30(2)	903	904
2023-3PL, B 144A 7.170%, 8/19/30(2)	865	865
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	1,172	1,190
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	738
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	746	751
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	743	745
Reach ABS Trust 2023-1A, B 144A 7.330%, 2/18/31(2)	767	774
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	628	617
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(2)	185	179
Upstart Securitization Trust
2022-2, A 144A 4.370%, 5/20/32(2)	119	118

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Consumer Loans—continued
2023-1, A 144A 6.590%, 2/20/33(2)	$ 356	$ 356
		7,237

Credit Card—0.7%
Mercury Financial Credit Card Master Trust
2022-1A, A 144A 2.500%, 9/21/26(2)	735	715
2023-1A, A 144A 8.040%, 9/20/27(2)	1,317	1,331
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(2)	746	747
2023-B, A 144A 7.690%, 11/15/28(2)	280	283
		3,076

Equipment—0.2%
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(2)	740	752
Other—5.1%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(2)	855	866
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,146	1,175
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	33	33
2019-A, C 144A 4.010%, 7/16/40(2)	694	639
2020-AA, D 144A 7.150%, 7/17/46(2)	815	717
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	910	830
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	818	823
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(2)	300	301
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(2)	840	820
2023-1, A2 144A 5.990%, 3/15/32(2)	845	839
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	878	897
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(2)	826	783
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	1,050	1,114
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	939	957
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	1,028	903
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	652	615
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(2)	960	813
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	1,163	1,070
	Par Value(1)	Value

Other—continued
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	$ 613	$ 581
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	724	708
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	1,400	1,403
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	963	865
Octane Receivables Trust
2020-1A, B 144A 1.980%, 6/20/25(2)	186	186
2023-3A, C 144A 6.740%, 8/20/29(2)	1,435	1,466
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	635	618
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(2)	967	943
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	505	452
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	633	643
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	881	868
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(2)	940	946
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	875	758
		24,632

Total Asset-Backed Securities (Identified Cost $63,801)		63,231

Corporate Bonds and Notes—36.3%
Communication Services—1.7%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	660	317
Altice France S.A. 144A 5.125%, 7/15/29(2)	730	568
AT&T, Inc. 5.400%, 2/15/34	1,040	1,073
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	970	886
CSC Holdings LLC
5.250%, 6/1/24	450	441
144A 7.500%, 4/1/28(2)	710	531
CT Trust 144A 5.125%, 2/3/32(2)	610	530
DISH DBS Corp.
5.875%, 11/15/24	590	553
7.750%, 7/1/26	440	306
Gray Television, Inc. 144A 7.000%, 5/15/27(2)(6)	970	922
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	530	223
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	475	337
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	555	199

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Communication Services—continued
Sprint Capital Corp. 8.750%, 3/15/32	$ 645	$ 796
Telesat Canada 144A 6.500%, 10/15/27(2)	365	171
T-Mobile USA, Inc. 5.050%, 7/15/33	301	303
		8,156

Consumer Discretionary—3.4%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(2)	870	835
144A 5.500%, 8/11/32(2)	285	282
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,138
Carnival Corp.
144A 7.625%, 3/1/26(2)	610	621
144A 7.000%, 8/15/29(2)	115	120
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	523
Clarios Global LP
144A 8.500%, 5/15/27(2)	450	452
144A 6.750%, 5/15/28(2)	65	66
Ford Motor Co. 4.750%, 1/15/43	475	392
Ford Motor Credit Co. LLC
4.125%, 8/17/27	455	431
7.350%, 3/6/30	450	483
Genuine Parts Co. 6.875%, 11/1/33	1,005	1,116
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(2)	575	581
MDC Holdings, Inc. 3.966%, 8/6/61	1,295	843
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	752	691
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(2)	755	475
NCL Finance Ltd. 144A 6.125%, 3/15/28(2)	710	680
Newell Brands, Inc. 6.625%, 9/15/29(6)	892	888
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	695	733
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(2)	725	697
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	650
PetSmart, Inc. 144A 7.750%, 2/15/29(2)	1,065	1,036
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)	670	666
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(2)	24	26
Tapestry, Inc. 7.850%, 11/27/33	1,180	1,259
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	505	470
		16,154

	Par Value(1)	Value

Consumer Staples—1.2%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(2)	$ 285	$ 269
144A 6.500%, 2/15/28(2)	272	275
BAT Capital Corp. 7.750%, 10/19/32	859	970
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	580	543
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	740
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(2)	465	365
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(2)	470	449
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(2)	1,230	1,301
Pilgrim’s Pride Corp. 6.250%, 7/1/33	695	715
Sigma Holdco B.V. 144A 7.875%, 5/15/26(2)	390	351
		5,978

Energy—6.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	716	712
Antero Midstream Partners LP 144A 5.750%, 1/15/28(2)	685	678
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	795	800
BP Capital Markets plc 4.875% (7)	1,530	1,453
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(2)	455	446
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(2)	640	639
Civitas Resources, Inc.
144A 8.625%, 11/1/30(2)	5	5
144A 8.750%, 7/1/31(2)	385	410
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	820	859
144A 6.714%, 8/15/63(2)	100	110
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(2)	679	707
CrownRock LP
144A 5.625%, 10/15/25(2)	415	414
144A 5.000%, 5/1/29(2)	460	449
DT Midstream, Inc. 144A 4.125%, 6/15/29(2)	845	777
Ecopetrol S.A.
4.625%, 11/2/31	770	651
8.875%, 1/13/33	1,020	1,106
Enbridge, Inc.
7.625%, 1/15/83	685	686
8.500%, 1/15/84	416	443
Enerflex Ltd. 144A 9.000%, 10/15/27(2)	695	670
Energy Transfer LP Series H 6.500% (7)	660	627
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	1,330	1,089
Genesis Energy LP 8.875%, 4/15/30	580	600

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(2)	$ 375	$ 391
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	736
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	468
144A 6.000%, 2/1/31(2)	485	468
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)	1,200	1,114
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	1,175	1,103
Kinder Morgan, Inc. 7.750%, 1/15/32	640	728
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(2)	660	644
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(2)	375	28
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)	920	884
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(2)	735	713
Occidental Petroleum Corp. 6.125%, 1/1/31	630	654
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(7)(8)	124	4
Pertamina Persero PT 144A 2.300%, 2/9/31(2)(6)	2,270	1,913
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	1,580	171
Petroleos Mexicanos
6.500%, 3/13/27	1,240	1,152
6.700%, 2/16/32	1,250	1,034
7.690%, 1/23/50	1,390	989
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	565	528
Reliance Industries Ltd. 144A 2.875%, 1/12/32(2)	890	762
Southwestern Energy Co. 5.375%, 2/1/29	615	600
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	885	930
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	390
Transocean, Inc.
144A 11.500%, 1/30/27(2)	471	492
144A 8.750%, 2/15/30(2)	380	397
USA Compression Partners LP 6.875%, 4/1/26	410	408
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(2)	55	50
144A 4.125%, 8/15/31(2)	485	427
Viper Energy, Inc. 144A 7.375%, 11/1/31(2)	115	119
Western Midstream Operating LP 5.250%, 2/1/50	760	681
		33,309

Financials—10.0%
Acrisure LLC 144A 7.000%, 11/15/25(2)	1,175	1,172
	Par Value(1)	Value

Financials—continued
Allianz SE 144A 6.350%, 9/6/53(2)	$ 800	$ 829
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.579%, 8/15/53(5)	850	845
American Express Co. 5.625%, 7/28/34	905	935
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	735	592
Banco Mercantil del Norte S.A. 144A 6.625% (2)(7)	855	724
Banco Santander Chile 144A 3.177%, 10/26/31(2)	935	807
Bank of America Corp.
5.015%, 7/22/33	910	900
5.288%, 4/25/34	300	301
2.482%, 9/21/36	840	665
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	515	546
Series G 4.700%(7)	795	775
Barclays plc 7.437%, 11/2/33	580	649
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	890	803
Blackstone Private Credit Fund
2.625%, 12/15/26	430	390
144A 7.300%, 11/27/28(2)	250	260
Blue Owl Credit Income Corp. 4.700%, 2/8/27	422	399
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	1,180	973
BPCE S.A. 144A 7.003%, 10/19/34(2)	1,350	1,467
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	665	621
Brookfield Capital Finance LLC 6.087%, 6/14/33	705	735
Brookfield Finance, Inc. 6.350%, 1/5/34	215	229
Capital One Financial Corp. 2.359%, 7/29/32	865	655
Charles Schwab Corp. (The)
6.136%, 8/24/34	365	385
Series H 4.000%(7)	720	569
Citadel LP 144A 4.875%, 1/15/27(2)	605	589
Citigroup, Inc.
6.270%, 11/17/33	985	1,054
6.174%, 5/25/34	544	563
Citizens Bank N.A. 2.250%, 4/28/25	490	468
Corebridge Financial, Inc. 6.875%, 12/15/52	1,053	1,049
Discover Bank 4.650%, 9/13/28	905	861
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	970	892
Export-Import Bank Korea 5.125%, 1/11/33	625	650

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Fifth Third Bancorp 4.337%, 4/25/33	$ 645	$ 600
First American Financial Corp. 4.000%, 5/15/30	820	737
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)	607	673
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	790	678
6.450%, 5/1/36	355	383
Huntington Bancshares, Inc. 2.550%, 2/4/30	540	462
Huntington National Bank (The) 5.699%, 11/18/25	655	647
JPMorgan Chase & Co.
5.717%, 9/14/33	570	590
5.350%, 6/1/34	325	330
6.254%, 10/23/34	185	201
1.953%, 2/4/32	795	646
KeyCorp 4.789%, 6/1/33	680	624
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	430	405
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	740	620
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.717%, 4/20/67(5)	666	445
MetLife, Inc. Series G 3.850% (7)	715	677
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	1,080	1,010
Morgan Stanley
6.342%, 10/18/33	710	766
5.250%, 4/21/34	570	570
5.424%, 7/21/34	345	350
5.948%, 1/19/38	352	356
MSCI, Inc. 144A 3.625%, 9/1/30(2)	1,176	1,064
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.562%, 4/30/43(5)	450	445
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	970	904
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	510	542
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	815	854
Northern Trust Corp.
3.375%, 5/8/32	600	555
6.125%, 11/2/32	365	392
OneMain Finance Corp. 6.875%, 3/15/25	605	612
Prudential Financial, Inc.
5.125%, 3/1/52	192	180
6.000%, 9/1/52	117	116
6.750%, 3/1/53	560	583
State Street Corp.
4.821%, 1/26/34	838	825
6.123%, 11/21/34	415	441
Synchrony Financial
4.875%, 6/13/25	310	305
3.700%, 8/4/26	180	169
	Par Value(1)	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$ 945	$ 820
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	624
UBS Group AG
144A 9.250%(2)(7)	70	78
144A 4.988%, 8/5/33(2)	1,090	1,054
USI, Inc. 144A 7.500%, 1/15/32(2)	155	159
Wells Fargo & Co.
5.389%, 4/24/34	425	427
6.491%, 10/23/34	310	337
Series BB 3.900%(7)	950	878
Series U 5.875%(5)(7)	505	500
		47,986

Health Care—3.2%
AdaptHealth LLC 144A 5.125%, 3/1/30(2)	1,135	885
Akumin, Inc. 144A 7.000%, 11/1/25(2)(9)	665	539
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(2)	45	30
144A 11.000%, 9/30/28(2)	133	97
144A 14.000%, 10/15/30(2)	26	14
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	556	502
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(2)(6)	940	818
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	800	756
Community Health Systems, Inc.
144A 6.875%, 4/15/29(2)	70	45
144A 6.125%, 4/1/30(2)	645	418
144A 4.750%, 2/15/31(2)	650	511
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,190	1,052
HCA, Inc. 5.500%, 6/1/33	740	752
Illumina, Inc. 2.550%, 3/23/31	1,145	968
IQVIA, Inc. 144A 5.700%, 5/15/28(2)	986	1,004
Lannett Co., Inc. 144A 7.750%, 4/15/26(2)(10)	165	9
LifePoint Health, Inc. 144A 9.875%, 8/15/30(2)	1,115	1,127
Medline Borrower LP 144A 5.250%, 10/1/29(2)	670	632
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)(9)	345	221
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(2)	340	339
144A 10.000%, 4/15/27(2)	173	175
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	540	499
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(2)	820	685

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Universal Health Services, Inc. 2.650%, 1/15/32	$ 1,550	$ 1,273
Viatris, Inc.
2.700%, 6/22/30	915	775
4.000%, 6/22/50	455	320
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	830	754
		15,200

Industrials—3.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	878	853
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	705	649
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	597	578
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	250	256
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	1	1
Boeing Co. (The)
5.150%, 5/1/30	295	300
3.750%, 2/1/50	450	349
5.805%, 5/1/50	155	160
5.930%, 5/1/60	220	228
Chart Industries, Inc.
144A 7.500%, 1/1/30(2)	10	10
144A 9.500%, 1/1/31(2)	550	597
Concentrix Corp. 6.650%, 8/2/26	495	507
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,265	1,075
Flowserve Corp. 3.500%, 10/1/30	740	654
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(2)	280	279
GFL Environmental, Inc. 144A 6.750%, 1/15/31(2)	50	52
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	580	535
Hertz Corp. (The) 144A 5.000%, 12/1/29(2)(6)	765	628
Icahn Enterprises LP
6.250%, 5/15/26	175	167
5.250%, 5/15/27	365	328
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,215	1,085
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	325	303
Regal Rexnord Corp. 144A 6.400%, 4/15/33(2)	893	931
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	650	619
Sempra Global 144A 3.250%, 1/15/32(2)	814	669
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	912
5.500%, 11/15/27	310	304
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	589	597
	Par Value(1)	Value

Industrials—continued
United Rentals North America, Inc. 3.750%, 1/15/32	$ 540	$ 478
Veralto Corp. 144A 5.450%, 9/18/33(2)	875	906
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(6)	1,075	910
		15,920

Information Technology—1.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	485	513
144A 3.875%, 9/1/28(2)	365	344
144A 4.000%, 7/1/29(2)	600	562
CommScope Technologies LLC 144A 6.000%, 6/15/25(2)	950	774
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	110	105
144A 6.500%, 10/15/28(2)	635	576
Dell International LLC 8.100%, 7/15/36	575	707
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(2)	831	878
Leidos, Inc. 2.300%, 2/15/31	1,135	950
Viasat, Inc. 144A 5.625%, 9/15/25(2)	1,110	1,082
		6,491

Materials—2.5%
ArcelorMittal S.A. 6.800%, 11/29/32	595	643
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	1,235	892
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	710	667
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	750	753
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	850	860
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	1,120	1,110
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	988	889
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	675	645
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	275	293
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	930	882
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(2)	510	519
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	591
Taseko Mines Ltd. 144A 7.000%, 2/15/26(2)	460	436
Teck Resources Ltd. 6.125%, 10/1/35	510	532
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)	962	943

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Windsor Holdings III LLC 144A 8.500%, 6/15/30(2)	$ 400	$ 418
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,037	912
		11,985

Real Estate—0.9%
EPR Properties
4.750%, 12/15/26	205	196
3.600%, 11/15/31	475	394
GLP Capital LP
4.000%, 1/15/30	245	223
3.250%, 1/15/32	436	368
6.750%, 12/1/33	575	620
MPT Operating Partnership LP 3.500%, 3/15/31	510	319
Office Properties Income Trust 4.500%, 2/1/25	900	707
Service Properties Trust 4.950%, 2/15/27	455	412
VICI Properties LP
4.950%, 2/15/30	375	364
5.125%, 5/15/32	725	707
144A 4.125%, 8/15/30(2)	180	164
		4,474

Unknown SOI_Virtus Sector—0.1%
KazMunayGas National Co. JSC RegS 6.375%, 10/24/48(4)	400	375
Utilities—1.7%
CMS Energy Corp. 4.750%, 6/1/50	1,130	1,020
Electricite de France S.A.
144A 6.250%, 5/23/33(2)	200	216
144A 6.900%, 5/23/53(2)	605	684
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	585	668
Eskom Holdings SOC Ltd.
144A 7.125%, 2/11/25(2)	465	465
144A 8.450%, 8/10/28(2)	285	288
RegS 6.350%, 8/10/28(4)	215	209
Ferrellgas LP
144A 5.375%, 4/1/26(2)	495	484
144A 5.875%, 4/1/29(2)	600	567
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	775	788
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	1,007	1,064
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	799
Sunnova Energy Corp. 144A 5.875%, 9/1/26(2)	555	473
	Par Value(1)	Value

Utilities—continued
Vistra Corp. 144A 8.000% (2)(7)	$ 437	$ 435
		8,160

Total Corporate Bonds and Notes (Identified Cost $177,555)		174,188

Leveraged Loans—12.3%
Aerospace—0.7%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.358%, 2/15/29(5)	217	216
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.206%, 6/7/28(5)	637	637
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.356%, 8/24/28(5)	337	337
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.356%, 8/24/28(5)	144	145
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.455%, 12/11/26(5)	656	654
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.770%, 6/21/27(5)	269	278
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.206%, 2/1/28(5)	865	866
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.598%, 8/24/28(5)	457	459
		3,592

Chemicals—0.4%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.206%, 11/8/27(5)	406	407
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.706%, 10/15/28(5)	403	404
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.467%, 4/3/28(5)	579	580
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.841%, 8/1/30(5)	404	406
		1,797

Consumer Non-Durables—0.4%
DS Parent, Inc.
Tranche B (1 month Term SOFR + 3.750%) 0.000%, 12/16/30(5)(11)	725	691
Tranche B (1 month Term SOFR + 5.850%) 11.206%, 12/8/28(5)	283	283
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.360%, 12/22/26(5)	571	569

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Consumer Non-Durables—continued
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.606%, 7/31/28(5)	$ 290	$ 291
		1,834

Energy—0.6%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.177%, 12/21/28(5)	574	573
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.388%, 10/4/30(5)	120	120
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.970%, 6/17/27(5)	374	375
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.864%, 10/18/28(5)	620	622
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.710%, 10/5/28(5)	486	487
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 9.240%, 2/16/28(5)	520	520
		2,697

Financials—0.5%
Acrisure LLC
2020, Tranche B (3 month LIBOR + 3.500%) 9.150%, 2/15/27(5)	475	473
2023, Tranche B (3 month Term SOFR + 4.500%) 9.888%, 10/18/30(5)	290	290
AssuredPartners, Inc.
2020 (1 month Term SOFR + 3.614%) 8.970%, 2/12/27(5)	399	400
2023 (1 month Term SOFR + 3.864%) 9.220%, 2/12/27(5)	60	60
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.720%, 12/23/26(5)	588	585
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.138%, 6/15/25(5)	268	268
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 2.750%) 8.135%, 10/22/27(5)	361	362
		2,438

Food / Tobacco—0.9%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.706% - 11.750%, 5/16/29(5)	670	625
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.706%, 1/29/27(5)	769	769
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.698%, 1/24/29(5)	549	530
	Par Value(1)	Value

Food / Tobacco—continued
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.630%, 7/12/29(5)	$ 545	$ 545
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.614%) 8.970%, 9/23/27(5)	390	390
Sigma Bidco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.245%, 1/2/28(5)	894	876
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.860%, 3/31/28(5)	635	628
		4,363

Food and Drug—0.1%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.112%, 10/25/27(5)	265	265
Forest Prod / Containers—0.3%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 4.275%) 9.631%, 4/13/29(5)	383	384
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 10.476%, 2/12/26(5)	481	451
Mauser Packaging Solutions Holding Co. (1-3 month Term SOFR + 4.000%) 9.343% - 9.355%, 8/14/26(5)	209	210
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.720%, 3/3/28(5)	561	557
		1,602

Gaming / Leisure—0.7%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.706%, 2/6/30(5)	144	144
Carnival Corp. (1 month Term SOFR + 3.000%) 8.357%, 8/9/27(5)	358	359
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.750%) 10.106%, 9/3/30(5)	404	404
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 7.948%, 3/29/27(5)	318	319
J&J Ventures Gaming LLC (3 month Term SOFR + 4.262%) 9.610%, 4/26/28(5)	332	329
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.598%, 8/1/30(5)	140	141
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.582% - 8.608%, 1/5/29(5)	259	259
Playa Resorts Holding B.V. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 1/5/29(5)(11)	354	354
Raptor Acquisition Corp. Tranche B (3 month Term SOFR + 4.262%) 9.633%, 11/1/26(5)	128	128

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Gaming / Leisure—continued
Scientific Games Holdings LP (3 month Term SOFR + 3.250%) 8.664%, 4/4/29(5)	$ 462	$ 461
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.399%, 4/29/26(5)	556	557
		3,455

Health Care—1.5%
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 10.856%, 5/4/28(5)	440	432
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.356%, 9/14/28(5)	279	278
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.356%, 2/22/28(5)	60	60
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.720%, 9/29/28(5)	552	552
Financiere Mendel Tranche B (3 month Term SOFR + 4.250%) 9.616%, 11/12/30(5)	165	165
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.448%, 10/1/27(5)	437	424
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.698%, 8/19/28(5)	265	264
IVC Acquisition Ltd. Tranche B-9 (3 month Term SOFR + 5.500%) 10.866%, 11/17/28(5)	285	285
Medline Borrower LP (1 month Term SOFR + 3.114%) 8.470%, 10/23/28(5)	554	556
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.110%, 11/30/27(5)	464	464
Phoenix Guarantor, Inc.
Tranche B-1 (1 month Term SOFR + 3.364%) 8.720%, 3/5/26(5)	311	310
Tranche B-3 (1 month Term SOFR + 3.614%) 8.970%, 3/5/26(5)	100	100
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.720%, 11/15/28(5)	515	518
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.106%, 12/11/26(5)	154	154
Southern Veterinary Partners LLC First Lien (1 month Term SOFR + 4.114%) 9.470%, 10/5/27(5)	444	442
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.348%, 9/28/30(5)	635	627
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.600%) 8.948%, 10/1/26(5)	575	577
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.895%, 11/20/26(5)	346	325
	Par Value(1)	Value

Health Care—continued
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.220%, 7/2/25(5)	$ 949	$ 936
		7,469

Housing—0.4%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 8.706%, 11/3/28(5)	453	452
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.880%, 2/26/29(5)	484	481
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.220%, 3/18/29(5)	339	340
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.970%, 6/2/28(5)	555	556
2022 (1 month Term SOFR + 3.600%) 8.956%, 6/2/28(5)	49	49
		1,878

Information Technology—1.4%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.848%, 9/18/26(5)	263	264
Second Lien (1 month Term SOFR + 6.750%) 12.098%, 9/17/27(5)	366	368
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.883%, 8/15/29(5)	497	484
BMC Software 2028 (1 month Term SOFR + 4.250%) 9.606%, 12/29/28(5)	110	111
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.348%, 7/6/29(5)	746	749
ConnectWise LLC (3 month Term SOFR + 3.614%) 8.963%, 9/29/28(5)	136	135
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.720%, 7/30/27(5)	463	464
Tranche D, First Lien (1 month Term SOFR + 3.750%) 9.106%, 7/30/27(5)	35	35
GTCR W Merger Sub LLC Tranche B (1 month Term SOFR + 3.000%) 0.000%, 9/20/30(5)(11)	235	236
Indicor Tranche B (3 month Term SOFR + 4.000%) 9.348%, 11/22/29(5)	501	502
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 10.098%, 9/16/30(5)	223	223
NCR Atleos LLC Tranche B (1 month Term SOFR + 4.850%) 10.206%, 3/27/29(5)	440	437
Polaris Newco LLC First Lien (1 month Term SOFR + 4.114%) 9.470%, 6/2/28(5)	577	568
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.720%, 3/10/28(5)	602	601

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.720%, 8/31/28(5)	$ 136	$ 136
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.470%, 4/24/28(5)	252	250
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.956%, 10/7/27(5)	336	336
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.764%, 5/3/27(5)	25	25
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.764%, 5/4/26(5)	730	731
		6,655

Manufacturing—0.8%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.994%, 10/8/27(5)	212	213
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.360%, 6/23/28(5)	551	550
Second Lien (3 month Term SOFR + 8.512%) 13.860%, 6/25/29(5)	140	133
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.691%, 3/15/30(5)	219	219
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.843%, 9/28/28(5)	458	459
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.970%, 10/21/28(5)	620	620
Madison IAQ LLC (1 month Term SOFR + 3.364%) 8.721%, 6/21/28(5)	701	698
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.206%, 2/23/29(5)	396	397
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.706%, 3/17/27(5)	430	429
		3,718

Media / Telecom - Broadcasting—0.3%
Gray Television, Inc. (1 month Term SOFR + 3.114%) 8.457%, 12/1/28(5)	414	410
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.948%, 12/17/26(5)	623	574
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.720%, 3/15/26(5)	615	616
		1,600

Media / Telecom - Cable/Wireless Video—0.3%
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 7.726%, 7/17/25(5)	660	648
DIRECTV Financing LLC (3 month Term SOFR + 5.262%) 10.650%, 8/2/27(5)	620	619
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—continued
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.610%, 11/12/27(5)	$ 378	$ 370
		1,637

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.390%, 10/30/30(5)	530	531
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.220%, 7/28/28(5)	272	271
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.507%, 4/11/29(5)	732	668
		1,470

Media / Telecom - Telecommunications—0.2%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.706%, 11/22/28(5)	328	324
Numericable U.S. LLC Tranche B-11 (3 month LIBOR + 2.750%) 8.395%, 7/31/25(5)	613	597
		921

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.856%, 3/2/29(5)	449	439
Metals / Minerals—0.1%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.856%, 8/19/30(5)	184	185
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.676%, 7/31/26(5)	530	526
		711

Retail—0.2%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.926%, 11/8/27(5)	364	364
PetsMart LLC (1 month Term SOFR + 3.850%) 9.206%, 2/11/28(5)	520	514
		878

Service—1.5%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.220%, 2/4/28(5)	615	616
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.956%, 12/11/28(5)	401	394
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.633%, 4/20/29(5)	345	345
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.106%, 3/31/28(5)	423	421

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Service—continued
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.291%, 10/15/30(5)	$ 419	$ 420
Garda World Security Corp. Tranche B-2 (3 month Term SOFR + 4.350%) 9.725%, 10/30/26(5)	115	115
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.970%, 1/29/26(5)	128	129
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.348%, 6/12/30(5)	459	460
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.248%, 11/23/28(5)	543	543
Omnia Partners LLC (3 month Term SOFR + 4.250%) 9.628%, 7/19/30(5)	539	542
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.106%, 2/24/28(5)	406	407
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.706%, 2/10/29(5)	261	261
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.108%, 6/30/28(5)	493	492
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.470%, 3/28/25(5)	766	764
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 5.000%) 10.414%, 5/3/28(5)	215	216
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.456%, 11/2/27(5)	449	433
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.220%, 3/24/28(5)	514	481
		7,039

Transportation - Automotive—0.4%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-3 month Term SOFR + 3.600%) 8.957% - 9.007%, 12/13/29(5)	379	380
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.106%, 5/6/30(5)	524	524
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.114%) 9.470%, 5/4/28(5)	613	614
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.395%, 10/28/27(5)	438	408
		1,926

Utilities—0.2%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.220%, 8/1/25(5)	730	731
	Par Value(1)	Value

Utilities—continued
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.606%, 8/7/29(5)	$ 176	$ 177
		908

Total Leveraged Loans (Identified Cost $58,796)		59,292

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	525(12)	496
JPMorgan Chase & Co. Series HH, 4.600%	300(12)	289
MetLife, Inc. Series D, 5.875%(6)	478(12)	469
Truist Financial Corp. Series Q, 5.100%	725(12)	657
Zions Bancorp NA, 9.561%	38,525	988
		2,899

Total Preferred Stocks (Identified Cost $2,954)		2,899

Common Stocks—0.0%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(10)(13)	42,729	6
NMG Parent LLC(13)	836	83
West Marine(13)	650	2
		91

Total Common Stocks (Identified Cost $308)		91

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(10)(13)	6,252	8
Total Rights (Identified Cost $5)		8

Total Long-Term Investments—95.3% (Identified Cost $465,843)		457,662

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(14)	12,210,488	12,210
Total Short-Term Investment (Identified Cost $12,210)		12,210

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(14)(15)	3,934,851	$ 3,935
Total Securities Lending Collateral (Identified Cost $3,935)		3,935

TOTAL INVESTMENTS—98.6% (Identified Cost $481,988)		$473,807
Other assets and liabilities, net—1.4%		6,503
NET ASSETS—100.0%		$480,310

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $246,149 or 51.2% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(9)	Security in default; interest payments are being received.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	This loan will settle after December 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	82%
Canada	2
Mexico	2
Netherlands	1
Turkey	1
France	1
Luxembourg	1
Other	10
Total	100%
† % of total investments as of December 31, 2023.

As of December 31, 2023, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Omnia Partners LLC, (3 month LIBOR + 4.250%) 0.000%, 7/19/30	$51	$50	$51	$1
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$35,318	$—	$35,318	$—
Municipal Bonds	1,879	—	1,879	—
Foreign Government Securities	32,699	—	32,699	—
Mortgage-Backed Securities	88,057	—	88,057	—
Asset-Backed Securities	63,231	—	63,231	—
Corporate Bonds and Notes	174,188	—	174,179	9
Leveraged Loans	59,292	—	59,292	—
Equity Securities:
Preferred Stocks	2,899	988	1,911	—
Common Stocks	91	—	85	6
Rights	8	—	—	8
Money Market Mutual Fund	12,210	12,210	—	—
Securities Lending Collateral	3,935	3,935	—	—
Total Investments	$473,807	$17,133	$456,651	$23
Securities held by the Fund with an end of period value of $337 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.